Amounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and accrued liabilities
Amounts payable and accrued liabilities consist of the following:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Trade payables and accrued liabilities	$43,488	$31,182
Accrued property taxes	30,524	37,987
AIP liability (Note 31)	12,137	7,120
Income taxes payable	1,982	337
Interest payable	12,944	18,566
Deferred income	45	1,294
Current portion of lease obligations (Note 27)	1,834	1,804
Total amounts payable and accrued liabilities	$102,954	$98,290